BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 69,726,000	$ 121,467,000
Total current assets	98,981,000	146,276,000
Total assets	148,479,000	177,521,000
Current liabilities:
Accrued expenses, formation and offering costs	19,557,000	8,248,000
Total current liabilities	263,628,000	54,201,000
Total liabilities	344,402,000	110,918,000
Commitments and contingencies (Note 10)
Stockholders’ deficit:
Class A common stock, subject to redemption, 45,000,000 and 0 shares at December 31, 2021 and 2020, respectively (at redemption value of $10 per share)	568,483,000	567,463,000
Accumulated deficit	(814,812,000)	(520,425,000)
Total stockholders’ deficit	(764,406,000)	(500,860,000)
Total liabilities, mezzanine equity, and stockholders’ deficit	148,479,000	177,521,000
Gores Metropoulos II, Inc.
CURRENT ASSETS:
Cash	263,943	160,314
Deferred offering costs associated with proposed public offering	0	285,941
Prepaid assets	1,011,081	0
Total current assets	1,275,024	446,255
Marketable securities held in Trust Account	450,063,407	0
Total assets	451,338,431	446,255
Current liabilities:
State franchise tax	200,000	2,918
Accrued expenses, formation and offering costs	5,937,133	158,255
PIPE subscription	250,000
Notes payable—related party	1,500,000	300,000
Total current liabilities	35,872,133	461,173
Deferred underwriting compensation	15,750,000	0
Total liabilities	51,622,133	461,173
Commitments and contingencies (Note 10)
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding	0	0
Additional paid-in-capital	0	23,850
Accumulated deficit	(50,284,827)	(39,918)
Total stockholders’ deficit	(50,283,702)	(14,918)
Total liabilities, mezzanine equity, and stockholders’ deficit	451,338,431	446,255
Public warrants | Gores Metropoulos II, Inc.
Current liabilities:
Warrants	17,370,000
Private placement warrants | Gores Metropoulos II, Inc.
Current liabilities:
Warrants	10,615,000
Class A Common Stock | Gores Metropoulos II, Inc.
Stockholders’ deficit:
Class A common stock, subject to redemption, 45,000,000 and 0 shares at December 31, 2021 and 2020, respectively (at redemption value of $10 per share)	450,000,000	0
Common stock	0	0
Class F Common Stock | Gores Metropoulos II, Inc.
Stockholders’ deficit:
Common stock	$ 1,125	$ 1,150